Cover Page	Aug. 11, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	ADAMS RESOURCES & ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7908
Entity Tax Identification Number	74-1753147
Entity Address, Address Line One	17 South Briar Hollow Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	881-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	AE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000002178
Amendment Flag	true
Amendment Description	his Current Report on Form 8-K/A amends and supplements Item 9.01 of the Current Report on Form 8-K filed by the Company with the SEC on August 17, 2022 to provide certain historical and pro forma financial information related to the acquisition of Firebird Bulk Carriers, Inc. and Phoenix Oil, Inc. as required by Items 9.01(a) and 9.01(b) of Form 8-K and permitted to be filed by amendment to the Original Form 8-K pursuant to Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K, respectively.